Accounting Changes - Additional Information (Detail) - USD ($) $ in Billions	Jan. 01, 2020	Dec. 31, 2019
Increase in lease assets related to adoption of accounting guidance		$ 1.3
Increase in lease related liabilities related to adoption of accounting guidance		$ 1.3
Accounting Standards Update 2016-13 [Member] | Forecast [Member] | Retained Earnings [Member]
Increase in allowance for credit losses	$ 1.5